Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation
Schedule of income tax expense

	2020	2019	2018
	$’000	$’000	$’000
Profit for the year before taxation	208,635	225,524	305,114
Corporation tax at country rate	41,880	(3,227)	(15,926)
Factors affecting charge:
Adjustment in respect of prior year	258	3,027	2,250
Deferred tax not recognized in prior period	(10,966)	-	-
Tax losses not recognized	2,576	12,979	340
Costs not allowable for tax	2,457	74	82
Other	732	564	791
Total taxation expense/(credit)	36,937	13,417	(12,463)

Schedule of taxation charge

	2020	2019	2018
	$’000	$’000	$’000
US subsidiaries taxation charge	2,390	340	1,790
Singapore subsidiaries taxation charge	21	-	-
Irish subsidiaries taxation charge/(credit)	(18)	3,272	(191)
UK subsidiaries taxation charge	42	290	79
Non-resident taxation charge	-	110	179
US deferred taxation charge/(credit)	34,498	9,476	(14,241)
AUS deferred taxation (credit)	(6)	-	-
UK deferred taxation charge/(credit)	61	(71)	(79)
Singapore deferred taxation (credit)	(51)	-	-
Total taxation charge/(credit)	36,937	13,417	(12,463)

Schedule of net deferred tax asset

Deferred tax asset	2020	2019
	$’000	$’000
Balance at January 1	24,939	28,848
Movement on UK deferred tax – temporary differences	(50)	195
Movement on US deferred tax – temporary differences	(24,676)	(4,112)
Movement on AUS deferred tax – temporary differences	27	-
Movement on Singapore deferred tax – temporary differences	9	-
Foreign exchange adjustment	7	8
Balance at December 31	256	24,939

Deferred tax liability	2020	2019
	$’000	$’000
Balance at January 1	9,662	4,099
Movement on UK deferred tax – temporary difference	12	193
Movement on US deferred tax – temporary differences	12,643	5,363
Foreign exchange adjustment	8	7
Balance at December 31	22,325	9,662

	2020	2019
	$’000	$’000
Net deferred tax (liability)/asset	(22,069)	15,277

Analysis of net deferred tax (liability)/asset by type	2020	2019
	$’000	$’000
Staff compensation and benefits	6,965	5,047
GKC acquisition costs	(4,925)	(3,323)
Investment fair value adjustments	(26,336)	(4,236)
Capital allowances	(541)	(332)
Interest and other deduction limitations	2,768	1,257
Net operating loss carry-forward	-	16,864
	(22,069)	15,277